JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                     9920 CORPORATE CAMPUS DRIVE, SUITE 1000
                           LOUISVILLE, KENTUCKY 40223
                                 (866) 667-0561

                      CERTIFICATION PURSUANT TO RULE 497(j)
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED
                         FILE NOS. 333-40309; 811-08483

We hereby certify that the prospectus and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-effective amendment No. 20 to the Registration Statement for Jefferson National Life Annuity Account F (File No. 333-40309) electronically filed on April 29, 2011, the most recent amendment to the Registration Statement.

                           JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                           BY: JEFFERSON NATIONAL LIFE INSURANCE COMPANY


                           By: /s/ Craig A. Hawley
                           -------------------------------
                               Craig A. Hawley,
                               General Counsel & Secretary

Dated: May 5, 2011